Consolidated Statements of Shareholders Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative translation adjustment, tax	$ (210)	$ (376)	$ 51
Unrealized gain (loss) on cash flow hedges, tax	225	(627)
Other comprehensive income, tax	23,370	(3,444)	17,443
Cash dividends	$ 0.145	$ 0.140	$ 0.125
Treasury stock acquired	419,190	1,105,848	403,347
Shares, stock options exercised	266,043	197,480	59,263
Restricted stock issued	278,883	275,492	213,287
Common Stock [Member]
Shares, stock options exercised	266,043	197,480	59,263
Restricted stock issued	278,883	275,492	213,287
Additional Contributed Capital [Member]
Shares, stock options exercised	266,043	197,480	59,263
Restricted stock issued	278,883	275,492	213,287
Retained Earnings [Member]
Cash dividends	$ 0.145	$ 0.140	$ 0.125
Accumulated Other Comprehensive Earnings/(Loss) [Member]
Cumulative translation adjustment, tax	(210)	(376)	51
Unrealized gain (loss) on cash flow hedges, tax	$ 225	$ (627)
Treasury Stock [Member]
Treasury stock acquired	419,190	1,105,848	403,347